Share Capital And Per Share Amounts - Schedule of Common Share Capital (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Shares outstanding
Balance, beginning of period, Share		68,642,515	1
Balance, beginning of period, Amount (in Dollars)		$ 158,515	$ 15
Issuance of new common shares per De-Spac Transaction, Share			43,690,533
Issuance of new common shares per De-Spac Transaction, Amount (in Dollars)
Issuance for exercise of bond warrants, Share			15,769,183
Issuance for exercise of bond warrants, Amount (in Dollars)			$ 38,911
Issuance to MBSC shareholders – Class A and Class B, Share			5,005,707
Issuance to MBSC shareholders – Class A and Class B, Amount (in Dollars)			$ 62,959
Issuance of new common shares for PIPE investment, Share			4,177,091
Issuance of new common shares for PIPE investment, Amount (in Dollars)			$ 56,630
Issued on exercise of share units, Share	[1]	1,075,949
Issued on exercise of share units, Amount (in Dollars)	[1]	$ 5,887
Balance, end of period, Share		69,718,464	68,642,515
Balance, end of period, Amount (in Dollars)		$ 164,402	$ 158,515

[1]	Differences in the number of exercised units compared to those disclosed in stock based compensation (Note 15) and the value recognized in contributed surplus relates to withholding taxes on issuances (Note 20).